SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

Short-term investments, all of which are classified as available-for-sale, are comprised of government treasury bills and securities.   We had no short-term investments as at December 31, 2014 (December 31, 2013 - $2,470).